                                                     REGISTRATION NO. 333-64751
                                                     REGISTRATION NO. 811-08754
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933      [_]
                         PRE-EFFECTIVE AMENDMENT NO.      [_]
                       POST-EFFECTIVE AMENDMENT NO. 26    [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940  [_]
                              AMENDMENT NO. 123           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON D.C. 20001

                               -----------------

   Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post Effective Amendment No. 26 ("PEA") to the Form N-4 Registration
Statement No. 333-64751 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this
Registration Statement has also been updated pursuant to the requirements of
Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/GMDBoffer. If you have any questions about this offer, contact your financial professional or call us directly at 1-800-XXX-XXXX.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and your standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB and the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer which is generally 90 days after the mailing of the letter. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We are making this offer because high market volatility, declines in the equity markets, and the low interest rate environment make continuing to provide these guaranteed benefits costly to us. We believe this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMDB, EEB or the standard death benefit. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for these guaranteed benefits. You would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. The amount of the offer is approximately 70% of this actuarial valuation, subject to a minimum offer. We calculate the actuarial value of your GMDB and EEB separately and compare each result to the minimum offer amount for each benefit. The offer amount is the sum of the two greater amounts resulting from the comparisons.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.axa-equitable.com or call us at 1-800-789-7771.

Example 1:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $54,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $21,041.

Example 2:

Assume the contract owner is a 65-year old male. Further assume the GMDB benefit base is $100,000 and the contract account value is $60,000. The amount of the initial offer as stated in the contract owner’s offer letter is $19,967. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $66,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $18,893.

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. Although these examples are based on an actual contract, the results are for illustrative purposes and are not intended to represent your particular situation.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your properly completed acceptance form. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your GMDB benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges) ; and

b)

if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer, the standard death benefit will also terminate. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see “Guaranteed minimum death benefit” in “Contract features and benefits” in your Prospectus.

If you accept this offer your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. Depending on the terms of your contract, the specified percentage is either 40% or 25%. For additional information about the EEB, see “Earnings enhancement benefit” or “Protection PlusSM” in “Contract features and benefits” in your Prospectus.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) and standard death benefit would continue to apply. If you accept the offer, your GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased. In the future, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

An election form on which you can indicate your acceptance of this offer is included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NY 07094

Or you may fax the acceptance form to us at 1-800-XXX-XXXX.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB and EEB and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, withdrawal charges may apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the 10% free withdrawal amount; or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer. The selling-broker dealer then determines the compensation paid to your financial professional, if any is payable under your particular contract. If your account value increases, the total dollar amount of ongoing annual compensation to your financial professional may increase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
                Company and Separate Account No. 45 and Separate Account No. 49
                will be included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration
                Statement No. 33-83750, filed on February 27, 1998.

         2.     Not applicable.

         3.     (a)    Distribution and Servicing Agreement dated as of May 1,
                       1994, among Equico Securities, Inc.(now AXA Advisors,
                       LLC), Equitable and Equitable Variable incorporated
                       herein by reference to Exhibit No. 1-A(8) to
                       Registration Statement on Form S-6, (File
                       No. 333-17641), filed on December 11, 1996.

                (a)(i) Letter of Agreement for Distribution Agreement among The
                       Equitable Life Assurance Society of the United States
                       and EQ Financial Consultants, Inc., dated April 20, 1998
                       incorporated herein by reference to Exhibit 3(c) to
                       Registration Statement (File No. 33-83750), filed May 1,
                       1998.

                (b)    Distribution Agreement for services by The Equitable
                       Life Assurance Society of the United States to AXA
                       Network, LLC and its subsidiaries dated January 1, 2000
                       previously filed with this Registration Statement (File
                       No. 333-64751) on April 19, 2001.

                (c)    Transition Agreement for services by AXA Network, LLC
                       and its subsidiaries to The Equitable Life Assurance
                       Society of the United States dated January 1, 2000
                       previously filed with this Registration Statement (File
                       No. 333-64751) on April 19, 2001.

                (d)    Distribution Agreement, dated as of January 1, 1998 by
                       and between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-64749) filed on August 5, 2011.

                (d)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998
                       between The Equitable Life Assurance Society of the
                       United States for itself and as depositor on behalf of
                       the Equitable Life separate accounts and Equitable
                       Distributors, Inc., incorporated herein by reference to
                       the Registration Statement filed on Form N-4 (File No.
                       333-127445) filed on August 11, 2005.

                (d)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998
                       between AXA Equitable Life Insurance Company and AXA
                       Distributors LLC incorporated herein by reference to the
                       Registration Statement filed on Form N-4 (File No.
                       333-05593) filed on April 24, 2012.

                (e)    General Agent Sales Agreement dated January 1, 2000
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries,
                       incorporated herein by reference to Exhibit 3(h) to the
                       Registration Statement on Form N-4, (File
                       No. 333-05593), filed April 24, 2012.

                (e)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on
                       Form N-4, (File No. 333-05593), filed April 24, 2012.

                (e)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The
                       Equitable Life Assurance Society of the United States
                       and AXA Network, LLC and its subsidiaries, incorporated
                       herein by reference to Registration Statement on
                       Form N-4, (File No. 333-05593), filed April 24, 2012.

               (e)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(k) to the
                       Registration Statement on Form N-4
                       (File No. 333-127445), filed on August 11, 2005.

                (e)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Exhibit 3(l) to the
                       Registration Statement on Form N-4
                       (File No. 333-127445), filed on August 11, 2005.

                (e)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between The Equitable Life Assurance Society of the
                       United States and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to Registration
                       Statement on Form N-4 (File No. 333-05593), filed on
                       April 24, 2012.

                (e)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

               (e)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (e)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (e)(ix)Ninth Amendment, dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Life Insurance Company (formerly known as
                       The Equitable Life Assurance Society of the United
                       States) and AXA Network, LLC and its subsidiaries
                       incorporated herein by reference to the Registration
                       Statement filed on Form N-4 (File No. 333-05593) filed
                       on April 24, 2012.

                (f)    Form of Brokerage General Agent Sales Agreement with
                       Schedule and Amendment to Brokerage General Agent Sales
                       Agreement among [Brokerage General Agent] and AXA
                       Distributors, LLC, AXA Distributors Insurance Agency,
                       LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                       and AXA Distributors Insurance Agency of Massachusetts,
                       LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593)
                       on Form N-4, filed on April 20, 2005.

                (g)    Form of Wholesale Broker-Dealer Supervisory and Sales
                       Agreement among [Broker-Dealer] and AXA Distributors,
                       LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593)
                       on Form N-4, filed on April 20, 2005.

                                      C-2

         4.     (a)    Form of group annuity contract no. 1050-94IC,
                       incorporated herein by reference to Exhibit 4(a) to
                       Registration Statement No. 33-83750, filed February 27,
                       1998.

                (b)    Forms of group annuity certificate nos. 94ICA and 94ICB,
                       incorporated herein by reference to Exhibit 4(b) to
                       Registration Statement No. 33-83750, filed February 27,
                       1998.

                (c)    Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI
                       to contract no. 1050-94IC and data pages nos. 94ICA/BIM
                       and 94ICA/BMVA, incorporated herein by reference to
                       Exhibit 4(c) to Registration Statement No. 33-83750,
                       filed February 27, 1998.

                (d)    Form of Guaranteed Minimum Income Benefit Endorsement to
                       Contract Form No. 1050-94IC and the Certificates under
                       the Contract, incorporated herein by reference to
                       Exhibit 4(h) to Registration Statement No. 33-83750,
                       filed April 23, 1996.

                (e)    Form of endorsement No. 98 Roth to Contract Form
                       No. 1050-94IC and the Certificates under the Contract,
                       incorporated herein by reference to Exhibit 4(l) to
                       Registration Statement No. 33-83750, filed December 31,
                       1997.

                (f)    Form of data pages No. 94ICB and 94ICBMVA for Equitable
                       Accumulator (IRA) Certificates, incorporated herein by
                       reference to Exhibit 4(m) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (g)    Form of data pages No. 94ICB and 94ICBMVA for Equitable
                       Accumulator (NQ) Certificates, incorporated herein by
                       reference to Exhibit 4(n) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (h)    Form of data pages No. 94ICB and 94ICBMVA for Equitable
                       Accumulator (QP) Certificates, incorporated herein by
                       reference to Exhibit 4(o) to Registration Statement
                       No. 33-83750, filed February 27, 1998.

                (i)    Form of Endorsement applicable to Defined Benefit
                       Qualified Plan Certificates No. 98ENDQPI, incorporated
                       herein by reference to Exhibit 4(r) to Registration
                       Statement No. 33-83750, filed May 1, 1998.

                (j)    Form of Endorsement applicable to Non-Qualified
                       Certificates No. 98ENJONQI, incorporated herein by
                       reference to Exhibit 4(s) to Registration Statement on
                       No. 33-83750, filed February 27, 1998.

                (k)    Form of Endorsement for Extra Credit Annuity Form
                       No. 98ECENDI and Data Pages, previously filed with this
                       Registration Statement File No. 333-64751 on
                       September 30, 1998.

                (l)    Form of Endorsement applicable to Defined Contribution
                       Qualified Plan Certificates No. 97ENQPI and Data Pages
                       94ICA/B, previously filed with this Registration
                       Statement File No. 333-64751 on September 30, 1998.

                (m)    Form of Endorsement for Beneficiary Continuation Option
                       Form No. 2000 ENIRAI-IM, applicable to IRA certificates
                       previously filed with this Registration Statement File
                       No. 333-64751 on April 25, 2001.

                (n)    Form of Endorsement applicable to Roth IRA Contracts,
                       Form No. IM-ROTHBCO-1 previously filed with this
                       Registration Statement File No. 333-64751 on April 25,
                       2001.

                                      C-3

                (o)    Revised Form of Endorsement applicable to IRA
                       Certificates, Form No. 2000ENIRAI-IM previously filed
                       with this Registration Statement File No. 333-64751 on
                       April 25, 2001.

                (p)    Form of Endorsement applicable to Non-Qualified
                       Certificates, Form No. 99ENNQ-G previously filed with
                       this Registration Statement File No. 333-64751 on
                       April 25, 2001.

                (q)    Form of Endorsement applicable to credits applied to
                       annuity account value previously filed with this
                       Registration Statement File No. 333-64751 on April 25,
                       2001.

                (r)    Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                       previously filed with this Registration Statement File
                       No. 333-64751 on April 25, 2001.

                (s)    Form of Data Pages for Equitable Accumulator Rollover
                       IRA (revised), Roth Conversion (revised), NQ (revised),
                       QP-Defined Contribution (revised), QP-Defined Benefit
                       (revised), TSA previously filed with this Registration
                       Statement File No. 333-64751 on April 25, 2001.

                (t)    Form of Amendment to Certificate Form No. 94ICB, Form
                       No. 2000 BENE-G previously filed with this Registration
                       Statement File No. 333-64751 on April 25, 2001.

                (u)    Form of Endorsement (No. 2001 ENJONQ) applicable to
                       Non-Qualified Certificates previously filed with this
                       Registration Statement File No. 333-64751 on April 25,
                       2001.

                (v)    Form of Endorsement applicable to non-qualified
                       contract/certificates with beneficiary continuation
                       option (No. 2002 NQBCO), incorporated herein by
                       reference to Exhibit No. 4(a)(c) to the Registration
                       Statement (File No. 333-05593) filed on April 23, 2003.

                                      C-4

         5.     (a)    Form of Enrollment Form/Application No. 126737 (5/98)
                       for Equitable Accumulator (IRA, NQ and QP), incorporated
                       herein by reference to Exhibit 5(e) to Registration
                       Statement No. 33-83750, filed February 27, 1998.

         6.     (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 24, 2012.

                (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                       incorporated herein by reference to Exhibit No. 6.(c) to
                       Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Form of Reinsurance Agreement among Reinsurance Company and The
                Equitable Life Assurance Society of the United States
                previously filed with this Registration Statement File No.
                333-64751 on April 25, 2001.

         8.     (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors and AXA Advisors
                       dated July 15, 2002 is incorporated herein by reference
                       to Post-Effective Amendment No. 25 to the EQ Advisor's
                       Trust Registration Statement on Form N-1A (File No.
                       333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 28 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 35 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 37 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 44 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 51 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 53 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 56 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 61 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 64 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 67 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 70 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference to
                       Post-Effective Amendment No. 77 To the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors and AXA Advisors
                       dated July 15, 2002 incorporated herein by reference
                       and/or previously filed with Post-Effective Amendment
                       No. 84 To the EQ Advisor's Trust Registration Statement
                       (File No. 333-17217) on Form N-1A filed on August 17,
                       2011.

         9.     Opinion and Consent of Dodie Kent, Esq., Vice President and
                Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

                                      C-5

         10.    (a)    Consent of the independent registered public accounting
                       firm, to be filed by Amendment.

                (b)    Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

                                      C-6

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       -------------------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon - Walsh                   Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                        Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                      C-7

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

*Andrew J. McMahon                       Director and President

OTHER OFFICERS
--------------

*Anders Malmstrom                        Senior Executive Vice President
                                         and Chief Financial Officer

*Andrea M. Nitzan                        Executive Vice President
                                         (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge                Executive Vice President,
                                         Chief Investment Officer,
                                         Treasurer and interim Chief Financial
                                         Officer

*Michael B. Healy                        Executive Vice President
                                         and Chief Information Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief
                                         Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and
                                         Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

*Amy J. Radin                            Senior Executive Vice President and
                                         Chief Marketing Officer

                                      C-8

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the
         "Separate Account") is a separate account of AXA Equitable Life
         Insurance Company. AXA Equitable Life Insurance Company, a New York
         stock life insurance company, is a wholly owned subsidiary of AXA
         Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
         No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011
         is incorporated herein by reference to Exhibit 26(b) to Registration
         Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

                                      C-9

Item 27. Number of Contractowners

         As of March 31, 2012, there were 2,190 Qualified Contractowners and
         1,218 Non-Qualified Contractowners of contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provides, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)    any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate, is or was a director, officer or
                       employee of the Company shall be indemnified by the
                       Company;

                (ii)   any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate serves or served any other
                       organization in any capacity at the request of the
                       Company may be indemnified by the Company; and

                (iii)  the related expenses of any such person in any of said categories may be advanced by the Company.

                (b)    To the extent permitted by the law of the State of New
                       York, the Company may provide for further
                       indemnification or advancement of expenses by resolution
                       of shareholders of the Company or the Board of
                       Directors, by amendment of these By-laws, or by
                       agreement. (Business Corporation Law ss. 721-726;
                       Insurance Law ss.1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is 100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-10

Item 29. Principal Underwriters

         (a)    AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life
                Insurance Company and MONY Life Insurance Company of America,
                is the principal underwriter for Separate Accounts 45, 49, 70,
                301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust
                and of MONY Variable Account A, MONY Variable Account L, MONY
                America Variable Account A, MONY America Variable Account L,
                MONY Variable Account S, and Keynote Series Account. The
                principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b)    Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA
                Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Christine Nigro                         President and Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement
                                         Services Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President

*David M. Kahal                          Senior Vice President

*George Papazicos                        Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

*Page Pennell                            Vice President and Acting
                                         Broker-Dealer Chief Compliance Officer

*Maurya Keating                          Vice President, Chief Broker Dealer
                                         Counsel and Acting Investment
                                         Advisors Chief Compliance Officer

                                     C-11

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and
                                         Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)
------------------                       --------------------------------------

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer
                                         and Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial
                                         Protection & Wealth Management Officer

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*David W. O'Leary                        Executive Vice President

*Nelida Garcia                           Senior Vice President

                                     C-12

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Windy Lawrence                          Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*John C. Taroni                          Vice President and Treasurer

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

(c)  The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
     Registration Statement is incorporated herein by reference.

                                     C-13

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
         Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of
         the Americas, New York, New York 10104, 135 West 50th Street, New
         York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th
         Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the
Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-14

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485 (a) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2012.

                                             SEPARATE ACCOUNT NO. 45
                                             OF AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 8th day of June, 2012.

                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Depositor)

                                             By:. /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

       As required by the Securities Act of 1933, this Amendment to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Ezra Suleiman
Barbera Fallon-Walsh         Andrew J. McMahon    Richard C. Vaughan
Charlynn Goins

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      June 8, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

  9          Opinion and Consent of Counsel                           EX-99.9

  10(b)      Powers of Attorney                                       EX-99.10b